OTHER CURRENT ASSETS - Movement of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OTHER CURRENT ASSETS
Balance at beginning of the period	$ 6,678	$ 6,874
Charge to expenses	11,303	565
Foreign exchange income	(235)	(361)
Balance at end of the period	$ 17,746	$ 7,078